COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Rent obligations for our five restaurants are presented below:
2013	$556,752
2014	588,855
2015	532,098
2016	401,658
thereafter	615,198
Totals	$2,694,561